Discontinued Operations (Tables)	12 Months Ended
Jun. 30, 2025
Discontinued Operations [Abstract]
Schedule of Discontinued Operations

The following table summarizes the results of discontinued operations for the years ended June 30, 2025, 2024 and 2023:

	2025	2024	2023
Revenues	$8,376	$219,159	$2,368,071
Cost of revenues	13,110	64,207	2,178,131
Gross profit	(4,734)	154,952	189,940
Operating expenses
Sales and marketing expenses	524	27,645	243,216
General and administrative expenses	34,578	402,959	4,838,197
Total operating expenses	35,102	430,604	5,081,413
Loss from operations	(39,836)	(275,652)	(4,891,473)
Other income (expenses), net
Interest expense	(11,467)	(47,120)	(50,167)
Other income (expenses), net	(7,273)	(920)	-
Total other income (expenses), net	(18,740)	(48,040)	(50,167)
Loss before income taxes from discontinued operations	(58,576)	(323,692)	(4,941,640)
Income tax expense	-	-	-
Net loss from discontinued operations	$(58,576)	$(323,692)	$(4,941,640)